[Logo]                                                                 [Logo]

                                    Municipal
                                   High Income
                                    Fund Inc.

                                                                        Annual
                                                                        Report

                                                                        [Logo]

                                                                       October
                                                                       31, 1995

                                     [Logo]
================================================================================

                         Municipal High Income Fund Inc.

Dear Shareholder:

     We are pleased to provide you with this annual report for the Smith Barney Municipal High Income Fund Inc. for the twelve months ended October 31, 1995. Over the past twelve months, the Fund paid dividends totaling $0.6480 per share, equivalent to an annualized rate of 6.81% based on the Fund's October 31, 1995 net asset value of $9.51 per share and 7.30% based on the New York Stock Exchange closing price on that date of $8.875.

Market and Portfolio Update

     The tax exempt market over the past twelve months has been anything but dull. Following six interest rate increases by the Federal Reserve in 1994, economic growth and inflation subsided during 1995. At this point in time, however, it seems that the fixed income markets have come to the conclusion that the Federal Reserve has achieved its goal of a soft landing for the economy. While participating in the market's overall rally, the municipal bond market lagged the other fixed income markets. The big uncertainty over the municipal bond market continues to be tax reform.

     While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasury bonds, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices.

     In our view, the Federal Reserve will likely find it necessary to lower short-term interest rates over the upcoming months to maintain steady economic growth. A positive resolution of the current budget debate in Washington, D.C., would perhaps help to accelerate the pattern of Federal Reserve easing. An equally important factor to the municipal bond market, however, is the outlook for a continued low level of inflation.

     At the end of October 1995, 60.6% of the Municipal High Income Fund was invested in securities rated as investment grade by either Standard & Poor's Corporation or Moody's Investors Service. The Fund's weighted average maturity at the end of October 1995 was 21.87 years.


                                       1
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

                                     [Logo]
================================================================================

     The Municipal High Income Fund's dividend per share of $0.054 will be reduced to $0.051 in December 1995, something that has not been done since August 1993. The slight reduction in the dividend rate reflects the current lower earnings rate of the Fund's portfolio as a result of a number of premium bonds being called away. As these bonds have been called from the Fund's portfolio, its embedded yield has declined. The Fund has been able to reinvest the proceeds in investment grade bonds, which at current market rates do not fully replace the income stream of the called away positions. In our view, the Fund's lower dividend yield still remains quite attractive based on current market conditions.

     At this time, we would like to thank you for your continued participation in the Municipal High Income Fund and for your ongoing confidence in our investment management approach.


Sincerely,


/s/ Heath B. McLendon                     /s/ Lawrence T. McDermott


Heath B. McLendon                         Lawrence T. McDermott
Chairman and Chief Executive Officer      Vice President and Investment Officer

November 21, 1995


                                       2
================================================================================

                                                 Municipal High Income Fund Inc.
                                                         Schedule of Investments
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Alabama -- 3.4%
$    610,000  AA-    Alabama HFA, Single-Family Mortgage Revenue,
                       10.500% due 12/1/02..........................................  $  651,938
   4,000,000  BBB-   Butler, AL IDR Waste Disposal, 8.000% due 9/1/28...............   4,480,000
   1,000,000  BBB-   Mobile, AL IDR, 6.950% due 1/1/20..............................   1,038,750
                                                                                      ----------
                                                                                       6,170,688
                                                                                      ----------
Arizona -- 2.0%
                     Gila County, AZ IDA, PCR, (ASARCO), Series 1987:
   2,700,000  BBB      8.900% due 7/1/06............................................   2,946,375
     600,000  BBB      8.900% due 7/1/06............................................     654,000
                                                                                      ----------
                                                                                       3,600,375
                                                                                      ----------
Arkansas -- 1.5%
   2,750,000  BBB    Pope County, AR PCR, (Arkansas Power & Light Company
                       Project), 11.000% due 12/1/15................................   2,816,605
                                                                                      ----------
California -- 2.3%
   2,000,000  NR     Los Angeles County, CA Regional Airport Authority,
                       (Continental Airlines, Inc.), 9.000% due 8/1/17..............   2,155,000
   2,000,000  BBB-   Sacramento, CA Cogeneration Authority, Electric Revenue,
                       6.500% due 7/1/14............................................   2,060,000
                                                                                      ----------
                                                                                       4,215,000
                                                                                      ----------
Colorado -- 3.1%
   2,000,000  NR     Colorado Health Facilities, Authority Revenue Project, (Beth
                       Israel at Shalom Park Project) 7.250% due 12/15/25...........   2,017,500
                     Denver, CO Airport, Series A:
   1,650,000  BBB      8.500% due 11/15/23..........................................   1,870,688
   1,600,000  BBB      8.000% due 11/15/25..........................................   1,770,000
                                                                                      ----------
                                                                                       5,658,188
                                                                                      ----------
Connecticut -- 0.8%
   1,500,000  NR     Connecticut State Development Authority, Health Care
                       Revenue, Series B, 8.000% due 7/1/17.........................   1,531,875
                                                                                      ----------
Florida -- 5.5%
     980,000  NR     Homestead, FL IDR, Project A, 7.950% due 11/1/18...............     983,675
   2,065,000  NR     Jacksonville, FL Health Facilities Authority Revenue,
                       9.125% due 10/15/19..........................................   2,152,763
   1,000,000  NR     Lady Lake, FL Industrial Development Project Revenue,
                       (Sunbelt Utilities Inc. Project), 9.500% due 7/1/10..........   1,227,500

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Florida -- 5.5% (continued)
$  2,000,000  BBB-   Martin County, FL IDA IDR, (Indiantown Cogeneration
                       Project-A), 7.875% due 12/15/25.............................. $ 2,272,500
   1,500,000  B+     Ocean Highway & Port Authority, FL PCR, Solid Waste,
                       9.375% due 11/1/04...........................................   1,548,750
   1,025,000  BBB    Palm Beach County, FL Health Facilities Authority, Insured
                       Hospital Revenue, (JFK Medical Care) 8.875% due 12/1/18,
                       (Pre-Refunded -- Escrowed with U.S. Government
                       securities to 12/1/98 @ 102)+................................   1,180,031
     650,000  NR     Tampa, FL (Aquarium Inc. Revenue Project),
                       7.750% due 5/1/27............................................     688,187
                                                                                      ----------
                                                                                      10,053,406
                                                                                      ----------
Georgia -- 0.6%
   1,000,000  NR     Walton County, GA IDA, (Walton Project), 8.500% due 9/1/07.....   1,071,250
                                                                                      ----------
Illinois -- 8.0%
   2,945,000  BB     Chicago, IL O'Hare International Airport, Special Facilities
                       Revenue Bonds (United Airlines), Series B, 8.950%
                       due 5/1/18...................................................   3,320,488
                     Chicago, IL Skyway Toll Bridge:
   2,000,000  BBB-     6.500% due 1/1/10............................................   2,035,000
   1,700,000  BBB-     6.750% due 1/1/17............................................   1,744,625
   2,000,000  BB-    East Chicago, IL IDA Revenue, (Inland Steel Company),
                       Project 10, 6.800% due 6/1/13................................   2,000,000
   1,915,000  NR     Hanover Park, IL First Mortgage, (Windsor Manor Project),
                       9.250% due 12/1/07...........................................   1,998,781
   1,750,000  NR     Hennepin, IL IDA Revenue, (Metchem Corp. Project),
                       10.250% due 1/1/05++                           ..............     157,500
   1,500,000  A+     Illinois Housing Development Authority, Series 5, 6.750%
                       due 9/1/23...................................................   1,560,000
     785,000  NR     Loves Park, IL First Mortgage Revenue, (Hoosier Care Project),
                       Series A, 9.750% due 8/1/19..................................     841,912
     990,000  NR     Sterling, IL First Mortgage Revenue, (Hoosier Care Project),
                       Series A, 9.750% due 8/1/19 .................................   1,054,350
                                                                                      ----------
                                                                                      14,712,656
                                                                                      ----------
Iowa -- 0.7%
   1,240,000  NR     Marion, IA Multi-Family Housing Revenue, 9.500% due 7/1/18.....   1,252,400
                                                                                      ----------
Indiana -- 1.8%
   3,250,000  BB     Indianapolis, IN Indianapolis Airport Authority,
                       6.500% due 11/15/31..........................................   3,221,562
                                                                                      ----------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Kentucky -- 2.3%
$  1,380,000  A1*    Jefferson County, KY Health Facilities Authority, (Dates
                       Beverly Enterprises), 10.125% due 5/1/08..................... $ 1,536,975
   1,500,000  BB     Kenton County, KY Airport Board (Delta Airlines),
                       7.500% due 2/1/20............................................   1,597,500
   1,000,000  A      Pendleton County, KY Multi-Lease Revenue, Series A,
                       6.500% due 3/1/19............................................   1,013,750
                                                                                      ----------
                                                                                       4,148,225
                                                                                      ----------
Louisiana -- 5.7%
   1,200,000  Baa2*  Lake Charles, LA (Harbor & Terminal Project), 7.750%
                       due 8/15/22..................................................   1,350,000
                     Port New Orleans, LA IDA Revenue, (Avondale Industries, Inc.
                       Project):
   2,000,000  NR         8.250% due 6/1/04..........................................   2,210,000
   3,000,000  NR         8.500% due 6/1/14..........................................   3,360,000
   1,000,000  BB-        Continental Grain Company Project, 7.500% due 7/1/13.......   1,031,250
   2,400,000  BB+    West Feliciana Parish, LA PCR, 8.000% due 12/1/24..............   2,586,000
                                                                                      ----------
                                                                                      10,537,250
                                                                                      ----------
Maine -- 0.8%
                     Maine State Housing Authority, Mortgage Purchases:
     500,000  AA-      Series C-2, 7.000% due 11/15/32..............................     526,875
     900,000  AA-      Series D-1, 8.300% due 11/15/28..............................     927,000
                                                                                      ----------
                                                                                       1,453,875
                                                                                      ----------
Massachusetts -- 5.8%
   1,980,000  NR     Commonwealth of Massachusetts Health & Educational
                       Facilities Authority Revenue, (North Adams State College),
                       9.625% due 12/1/18...........................................   2,054,250
                     Commonwealth of Massachusetts Industrial Finance Agency
                       (S.E. Mass. Project):
   1,700,000  NR         Series A, 9.000% due 7/1/15................................   1,897,625
   5,940,000  NR         Series B, 9.250% due 7/1/15................................   6,652,800
                                                                                      ----------
                                                                                      10,604,675
                                                                                      ----------
Michigan -- 2.9%
   1,000,000  BBB    Detroit, MI GO, Series A, 6.800% due 4/1/15....................   1,050,000
   1,855,000  BBB-   Greater Detroit, MI Recreation Authority, Series C,
                       9.250% due 12/13/08..........................................   1,918,107
     755,000  BBB-   Greater Detroit, MI Resource Recovery Authority Revenue,
                       Series B, 9.250% due 12/13/08................................     780,685

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Michigan -- 2.9% (continued)
$  1,500,000  BBB+   Western Townships, MI Utility Revenue, Sewage System,
                       8.300% due 1/1/19............................................ $ 1,633,125
                                                                                      ----------
                                                                                       5,381,917
                                                                                      ----------
Minnesota -- 1.1%
   2,000,000  AA+    Minnesota HFA, Single-Family Series H, 6.700% due 1/1/18.......   2,110,000
                                                                                      ----------
Mississippi -- 3.3%
   3,300,000  NR     Claiborne County, MS PCR, Series C, 9.875% due 12/1/14.........   3,811,500
   2,000,000  A*     Mississippi Hospital Equipment Facilities Authority,
                       (Methodist Hospital), 9.375% due 5/1/12......................   2,295,000
                                                                                      ----------
                                                                                       6,106,500
                                                                                      ----------
New Hampshire -- 2.1%
                     New Hampshire State IDA, (United Illuminating Company):
   1,000,000  BBB-     Series A, 9.375% due 7/1/12..................................   1,082,500
   2,500,000  BBB-     Series B, 10.750% due 10/1/12................................   2,818,750
                                                                                      ----------
                                                                                       3,901,250
                                                                                      ----------
New Jersey -- 3.2%
   1,300,000  NR     New Jersey Educational Facilities, (Fairleigh Dickinson
                       University), Series C, 6.625% due 7/1/23.....................   1,254,500
                     New Jersey Health Care Facilities:
   1,685,000  Ba*      Palisades Medical Center, Finance Authority Revenue,
                       7.600% due 7/1/21............................................   1,685,000
   1,000,000  NR       Raritan Bay Medical Center, 7.250% due 7/1/27................   1,001,250
   1,500,000  BBB-     Zurbrugg Memorial Hospital, Series C,
                       8.500% due 7/1/12............................................   1,565,625
     310,000  AAA    New Jersey Housing and Mortgage Finance Agency,
                       Home Buyer Revenue, Series E, MBIA-Insured,
                       7.650% due 10/1/16...........................................     330,150
                                                                                      ----------
                                                                                       5,836,525
                                                                                      ----------
New Mexico -- 1.0%
   1,625,000  AA     New Mexico Mortgage Finance Authority, Single-Family
                       Mortgage Program, Series B, 8.300% due 3/1/20................   1,773,281
                                                                                      ----------
New York -- 5.4%
   1,680,000  NR     Babylon, NY IDA, (Recycling Project), Series A,
                       8.875% due 3/1/11++..........................................     672,000
   1,400,000  AA     New York City, NY Battery Park Authority Revenue, Series A,
                       5.800% due 11/1/22...........................................   1,359,750

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
New York -- 5.4% (continued)
                     New York City, NY COP:
$  4,715,000  BBB+     Series F, 6.625% due 2/15/25................................. $ 4,862,344
   1,000,000  BBB+     Series H, 7.000% due 2/1/21..................................   1,052,500
   1,950,000  BBB-   New York State Energy, Research & Development Authority,
                       Electric Facility Revenue, (Long Island Lighting Company),
                       7.150% due 12/1/20...........................................   1,986,563
                                                                                      ----------
                                                                                       9,933,157
                                                                                      ----------
North Carolina -- 2.4%
   1,750,000  A      Martin County, NC Industrial Facilities PCR,
                       6.800% due 5/1/24............................................   1,841,875
   2,300,000  BBB+   North Carolina Eastern Municipal Power Agency,
                       Power Systems Revenue, Series B, 7.000% due 1/1/08...........   2,478,250
                                                                                      ----------
                                                                                       4,320,125
                                                                                      ----------
Ohio -- 2.7%
   1,000,000  NR     Cleveland, OH Airport Special Revenue,
                       (Continental Airlines Inc.), 9.000% due 12/1/19..............   1,048,750
   1,000,000  NR     Cuyahoga County, OH Health Care Facilities, Judson
                       Retirement Community, 8.875% due 11/15/19....................   1,082,500
   1,500,000  BBB    Montgomery County, OH Health Systems Revenue, Series B,
                       8.100% due 7/1/18............................................   1,689,375
      75,000  A      Ohio Housing Finance Agency, Single-Family Mortgage
                       Revenue, 11.375% due 8/1/14..................................      77,227
   1,000,000  BB+    Ohio Water Development Authority, PCR, Series A, 8.100%
                       due 10/1/23..................................................   1,072,500
                                                                                      ----------
                                                                                       4,970,352
                                                                                      ----------
Pennsylvania -- 13.8%
   2,200,000  B-     Allegheny County, PA IDA, Special Facilities Revenue,
                       Series B, (U.S. Air Project), 8.500% due 3/1/21..............   2,356,750
                     Beaver County, PA IDA, PCR:
   2,000,000  BB       7.625% due 5/1/20............................................   2,070,000
   2,500,000  BB       7.625% due 5/1/25............................................   2,587,500
   1,500,000  NR     Delaware County, PA IDA, First Mortgage, (White Horse),
                       9.700% due 7/1/09............................................   1,591,875
   3,000,000  BBB+   Lebanon County, PA (Samaritan Hospital), Series B,
                       8.250% due 11/1/18...........................................   3,465,000
   2,500,000  BBB-   Luzerne County, PA IDA, 7.125% due 12/1/22.....................   2,612,500
   2,000,000  Ba1*   Montgomery County, PA Higher Education & Health Authority,
                       8.375% due 11/1/11...........................................   2,125,000

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Pennsylvania -- 13.8% (continued)
$    625,000  NR     Northumberland County, PA IDA Revenue, 6.875% due 2/1/03.......   $ 626,562
   1,500,000  AA     Pennsylvania HFA, Series C, 6.900% due 4/1/25..................   1,573,125
   1,500,000  NR     Philadelphia, PA IDR Host Marriott 7.750% due 12/1/17..........   1,501,875
   1,970,000  BBB-   Philadelphia, PA Gas Revenue, Series B, 6.400% due 11/15/16....   1,984,775
   1,500,000  BB+    Scranton - Lackawanna, PA Health & Welfare Authority,
                       (Mercy Health Systems), Series B, 8.500% due 7/1/20..........   1,621,875
   1,250,000  BBB+   Sharon, PA Regional Health Systems, (Project B), 6.875%
                       due 12/1/22..................................................   1,278,125
                                                                                      ----------
                                                                                      25,394,962
                                                                                      ----------
South Carolina -- 0.5%
     910,000  NR     McCormick County, SC COP, 9.750% due 7/1/09....................     943,033
                                                                                      ----------
South Dakota -- 1.2%
                     Oglala Sioux Tribe, SD Pine Ridge County, Revenue Bonds:
     260,000  NR       7.000% due 7/1/99............................................     263,575
   1,865,000  NR       7.500% due 7/1/13............................................   1,902,300
                                                                                      ----------
                                                                                       2,165,875
                                                                                      ----------
Tennessee -- 0.4%
     750,000  AAA    Knox  County, TN Health Education and Housing,
                       FSA-Insured, 7.125% due 1/1/30...............................     814,687
                                                                                      ----------
Texas -- 10.8%
     600,000  NR     Angelina County, TX Jail Facilities Financing Corporation,
                       (Criminal Detention Center), Mortgage Revenue Bonds,
                       9.750% due 8/1/09++...........................................      6,000
     955,000  NR     Bell County, TX Health Facilities Development Corporation,
                       (Living Tech, Inc. Project), Series A, 10.500% due 6/15/18...     830,850
                     Brazos River, TX PCR, (Collateral - Texas Utilities
                       Electric Co., Project A):
   1,000,000  BBB        9.875% due 10/1/17.........................................   1,098,750
   2,000,000  BBB+       8.250% due 1/1/19..........................................   2,187,500
   1,340,000  A*     El Paso, TX Housing Finance Corporation, Single-Family
                       Mortgage Revenue, 8.750% due 10/1/11.........................   1,458,925
   2,000,000  B      El Paso, TX International Airport Revenue Bonds, (Marriott
                       Corp. Project), 7.750% due 3/1/12............................   2,060,000
   1,215,000  NR     Harris County, TX Industrial Development Corporation, IDR
                       (Continental Airlines Inc.) 7.950% due 7/1/19................   1,183,106

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Texas -- 10.8% (continued)
$    840,000  NR     La Salle County, TX Jail Facilities Financing Corporation,
                       (Criminal Detention Center), Mortgage Revenue Bonds,
                       9.750% due 8/1/09++.......................................... $     8,400
                     Matagorda County, TX Navigation District No. 1, PCR,
                       (Houston Lighting & Power Company Project):
   1,000,000  AAA        6.100% due 7/1/28..........................................   1,012,500
   1,400,000  A          Series A, 7.875% due 2/1/19................................   1,498,000
   1,400,000  AA     North Central, TX Health Facilities Development Project,
                       (Hospital - Baylor Health Care Systems, Project B),
                       Variable rate 7.467% due 5/15/08.............................   1,520,750
                     Northgate Crossing, TX Municipal Utilities:
   1,000,000  NR       District 1, GO 8.875% due 12/1/13............................   1,012,500
   1,000,000  NR       District 2, Special Tax, 8.875% due 12/1/13..................   1,012,500
     570,000  NR     Pecos County, TX Jail Facilities Financing Corporation,
                       (Criminal Detention Center), Mortgage Revenue Bonds,
                       9.750% due 8/1/09++...........................................      5,700
                     Port Corpus Christi, TX Industrial Development Corporation
                       Revenue, (Valero Refinancing and Marketing Company):
   2,500,000  BBB-       Series A, 10.250% due 6/1/17...............................   2,765,625
   2,000,000  BBB-       Series B, 10.625% due 6/1/08...............................   2,225,000
                                                                                      ----------
                                                                                      19,886,106
                                                                                      ----------

Utah -- 1.1%
   1,765,000  NR     Hurricane, UT Health Services Project, 10.500% due 7/1/20......   1,961,357
                                                                                      ----------

Vermont -- 1.4%
   2,365,000  A1*    Vermont Housing Finance Agency, Home Mortgage,
                       Series B, 8.100% due 6/1/22..................................   2,489,163
                                                                                      ----------

Virginia -- 1.1%
   1,900,000  NR     Hopwell, VA Industrial Development Resource Authority,
                       8.250% due 6/1/16............................................   2,090,000
                                                                                      ----------

West Virginia -- 1.2%
   2,500,000  NR     Marion County, WV County Commission, Solid Waste
                       Disposal Facility, 7.750% due 12/1/11........................   2,284,375
                                                                                      ----------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (continued)
[Logo]                                                          October 31, 1995
================================================================================


     FACE
    AMOUNT   RATING                     SECURITY                                        VALUE
================================================================================================
Puerto Rico -- 0.1%
$    200,000  A      Commonwealth of PR GO Bonds, 8.000% due 7/1/08.................$    220,750
                                                                                    ------------

                     TOTAL INVESTMENTS - 100%
                     (Cost -- $176,544,616*)........................................$183,631,445
                                                                                    ============

+ Pre-Refunded bonds escrowed by U.S. Government Securities and bonds escrowed to maturity by U.S. Government Securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.

++ Security is in default and has been valued by the Fund's Board of Directors
   (See Note 4).

*  Aggregate cost for Federal income tax purposes is substantially the same.

--------------------------------------------------------------------------------
                           Summary of Municipal Bonds
                               by Combined Ratings
                                October 31, 1995
--------------------------------------------------------------------------------
                                   Standard &          Percent of
        Moody's       and/or        Poor's          Total Investments
        -------                    ----------       -----------------
          Aaa                         AAA                  1.2%
          Aa                          AA                   3.8
          A                           A                    9.4
          Baa                         BBB                 35.0
          Ba                          BB                  13.7
          B                           B                    3.3
          NR                          NR                  33.6
                                                         -----
                                                         100.0%
                                                         =====
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                                                    Bond Ratings
[Logo]
================================================================================

All ratings are by Standard & Poor's Corporation ("Standard & Poor's"), except that those identified by an asterisk (*) are rated by Moody's Investors Services ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA           -- Bonds rated "AAA"' have the highest rating assigned by
                 Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA            -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A             -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB           -- Bonds rated "BBB" are regarded as having an adequate
                 capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B and CCC -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposurers to adverse conditions.

Moody's       -- Numerical modifiers 1, 2 and 3 may be applied to each
                 generic rating from "Aa" to `Baa", where 1 is the highest and 3 the lowest rating within its generic category.

A             -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Ba            -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
Baa           -- Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR            -- Indicates that the bond is not rated by Standard & Poor's or
                 Moody's.

                                                 Municipal High Income Fund Inc.
                                                           Security Descriptions
[Logo]
================================================================================

ABA     -- Association of Bay Area Governors
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan Insurance
CO LEE  -- College Construction Loan Association
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
ETM     -- Escrowed to Maturity
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FLAIRS  -- Floating Adjustable Interest Rate Securities
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Agency
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSF     -- Permanent School Fund
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax-Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VA      -- Veterans Administration
VRWE    -- Variable Rate Wednesday Demand

                                                 Municipal High Income Fund Inc.
                                             Statement of Assets and Liabilities
[Logo]                                                          October 31, 1995
================================================================================

ASSETS:
   Investments, at value (Cost -- $176,544,616)..................  $183,631,445
   Interest receivable...........................................     4,928,504
   Receivable for securities sold................................     1,809,301
                                                                   ------------
   Total Assets..................................................   190,369,250
                                                                   ------------

LIABILITIES:
   Payable for securities purchased..............................     1,500,969
   Payable to bank...............................................     1,192,649
   Dividends payable.............................................       301,956
   Investment advisory fees payable..............................        63,455
   Administration fees payable...................................        31,728
   Accrued expenses..............................................       216,572
   Other liabilities.............................................        14,277
                                                                   ------------
   Total Liabilities.............................................     3,321,606
                                                                   ------------
Total Net Assets.................................................  $187,047,644
                                                                   ============

NET ASSETS:
   Par value of capital shares...................................  $    196,599
   Capital paid in excess of par value...........................   182,673,658
   Undistributed net investment income...........................        27,143
   Accumulated net realized loss on security transactions........    (2,936,585)
   Net unrealized appreciation of investments....................     7,086,829
                                                                   ------------
Total Net Assets
   (Equivalent to $9.51 a share on 19,659,882 shares of
     $0.01 par value outstanding; 500,000,000 shares authorized)   $187,047,644
                                                                   ============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                                         Statement of Operations
[Logo]                                       For the Year Ended October 31, 1995
================================================================================

INVESTMENT INCOME:
   Interest......................................................   $14,015,777
                                                                    -----------

EXPENSES:
   Investment advisory fees (Note 2).............................       726,621
   Administration fees (Note 2)..................................       363,310
   Shareholder and system servicing fees.........................       124,570
   Audit and legal ..............................................       112,445
   Shareholder communications ...................................        77,406
   Custody.......................................................        41,187
   Directors' fees...............................................        33,998
   Registration fees.............................................         2,354
   Other.........................................................        50,427
                                                                    -----------
   Total Expenses................................................     1,532,318
                                                                    -----------
Net Investment Income............................................    12,483,459
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized Loss From Security Transactions
   (excluding short-term securities):
     Proceeds from sales.........................................    32,938,495
     Cost of securities sold.....................................    33,208,430
                                                                    -----------
   Net Realized Loss.............................................      (269,935)
                                                                    -----------

   Change in Net Unrealized Appreciation (Depreciation)
     of Investments:
       Beginning of year.........................................    (3,950,991)
       End of year...............................................     7,086,829
                                                                    -----------
   Increase in Net Unrealized Appreciation.......................    11,037,820
                                                                    -----------
Net Gain on Investments..........................................    10,767,885
                                                                    -----------
Increase in Net Assets From Operations...........................   $23,251,344
                                                                    ===========

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Statements of Changes in Net Assets
[Logo]                                           For the Years Ended October 31,
================================================================================

                                                       1995            1994
                                                       ----            ----
OPERATIONS:
   Net investment income.......................    $ 12,483,459    $ 12,777,035

   Net realized loss ..........................        (269,935)     (2,666,650)
   Increase (decrease) in net
     unrealized appreciation ..................      11,037,820     (11,469,648)
                                                   ------------    ------------
   Increase (Decrease) in Net Assets
     From Operations...........................      23,251,344      (1,359,263)
                                                   ------------    ------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income.......................     (12,736,819)    (12,673,016)
   Net realized gains..........................              --        (389,249)
                                                   ------------    ------------
   Decrease in Net Assets From
     Distributions to Shareholders.............     (12,736,819)    (13,062,265)
                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Net asset value of shares
     issued for reinvestment of dividends (Note 5)      154,164       2,506,452
                                                   ------------    ------------
   Increase in Net Assets From
     Fund Share Transactions...................         154,164       2,506,452
                                                   ------------    ------------
Increase (Decrease) in Net Assets..............      10,668,689     (11,915,076)

NET ASSETS:
   Beginning of year...........................     176,378,955     188,294,031
                                                   ------------    ------------
   End of year*................................    $187,047,644    $176,378,955
                                                   ============    ============

*Includes undistributed net investment income of:  $     27,143    $    280,503
                                                   ============    ============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                                   Notes to Financial Statements
[Logo]
================================================================================

     1. Significant Accounting Policies

     Municipal High Income Fund Inc. ("Fund") a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date, (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service; (c) short-term securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discounts, is recorded on the accrual basis; (f) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (g) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.

     2. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.40% of the average daily net assets. SBMFM also acts as the administrator of the Fund for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

     The Fund and SBMFM had entered into a sub-administration agreement ("Agreement") with The Boston Company Advisors, Inc. ("Boston Advisors"), a wholly-owned subsidiary of Mellon Bank Corporation. Under this agreement, SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of June 29, 1995, this relationship was terminated.

     3. Securities Transactions

     For the year ended October 31, 1995, cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $35,293,919 and $32,938,495, respectively.

                                                 Municipal High Income Fund Inc.
                                       Notes to Financial Statements (continued)
[Logo]
================================================================================

     At October 31, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost amounted to $10,838,235, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value amounted to $3,751,406 or a net unrealized appreciation of $7,086,829.

     4. Securities Valued by the Fund's Board of Directors

     Certain of the Fund's investments are valued at the direction of the Fund's Board of Directors; these securities are currently in default, and have been valued in good faith, taking into consideration the appropriate economic, financial and other pertinent available information pertaining to the defaulted securities. The table below shows all securities valued by the Fund's Board of
Directors:

                                                                                      Value as a
                                              Acquisition       Par       10/31/95    Percentage
     Security                                    Date         Amount        Value    of Net Assets      Cost
     --------                                 -----------   ----------    --------   -------------   ----------
   Angelina County, TX, Jail Facilities
      Financing Corp., 9.75% due 8/1/09        10/11/89     $  600,000    $  6,000       0.003%      $  158,755

   La Salle County, TX, Jail Facilities
      Financing Corp., 9.75% due 8/1/09        10/10/89        840,000       8,400       0.005          222,257

   Pecos County, TX, Jail Facilities
     Financing Corp., 9.75% due 8/1/09         10/10/89        570,000       5,700       0.003          150,780

   Hennepin, IL, Industrial Development,
      10.25% due 1/1/05                         3/17/89      1,750,000     157,500       0.084        1,750,000

   Babylon, NY, IDA Revenue Bonds,
      8.875% due 3/1/11                        10/14/91      1,680,000     672,000       0.359        1,663,106

     5. Fund Shares

     At October 31, 1995, 500,000,000 shares of common stock, with a par value of $0.01 per share, were authorized.

     Common stock transactions during the prior two fiscal years were as follows:

                                       Year Ended             Year Ended
                                        10/31/95               10/31/94
                                    -----------------    --------------------
                                    Shares    Amount     Shares      Amount
                                    -----------------    --------------------
Shares issued on reinvestment       17,187   $154,164    270,832   $2,506,452
                                    ======   ========    =======   ==========

                                                 Municipal High Income Fund Inc.
                                       Notes to Financial Statements (continued)
[Logo]
================================================================================

     6. Capital Loss Carryforwards

     At October 31, 1995, the Fund had for Federal tax purposes approximately $2,936,585 of unused capital loss carryforwards available to offset future capital gains. To the extent that these capital loss carryforwards are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below.

                                          10/31/02           10/31/03
--------------------------------------------------------------------------------
Carryover Amount                         $2,666,650          $269,935
--------------------------------------------------------------------------------

                                                 Municipal High Income Fund Inc.
                                                            Financial Highlights
[Logo]                         For a Fund share outstanding throughout each year
================================================================================

                                                1995         1994         1993         1992         1991
                                              --------     --------     --------     --------     --------
Net Asset Value,
  Beginning of Year ......................    $   8.98     $   9.72     $   9.49     $   9.42     $   9.28
                                              --------     --------     --------     --------     --------

Income (Loss) From Operations:
  Net investment income ..................        0.64         0.65         0.67         0.70         0.74
  Net realized and unrealized
    gain (loss) ..........................        0.54        (0.72)        0.23         0.06         0.15
                                              --------     --------     --------     --------     --------
Total Income (Loss) From
  Operations .............................        1.18        (0.07)        0.90         0.76         0.89
                                              --------     --------     --------     --------     --------

Less Distributions From:
  Net investment income ..................       (0.65)       (0.65)       (0.67)       (0.69)       (0.75)
  Net realized gains .....................        --          (0.02)        --           --           --
                                              --------     --------     --------     --------     --------
Total Distributions ......................       (0.65)       (0.67)       (0.67)       (0.69)       (0.75)
                                              --------     --------     --------     --------     --------

Net Asset Value, End of Year .............    $   9.51     $   8.98     $   9.72     $   9.49     $   9.42
                                              --------     --------     --------     --------     --------
Total Return .............................       14.00%      (11.79)%      17.07%        2.74%       17.88%
                                              --------     --------     --------     --------     --------
Net Assets, End of Year (000s) ...........    $187,048     $176,379     $188,294     $179,104     $173,290
                                              ========     ========     ========     ========     ========

Ratios to Average Net Assets:
  Expenses ...............................        0.84%        0.84%        0.87%        0.87%        0.90%
  Net investment income ..................        6.87         6.98         6.89         7.31         7.90

Portfolio Turnover Rate ..................          18%          17%          13%          12%          22%

Market Value at End of Year ..............    $  9.000     $  8.250     $  9.875     $  9.125     $  9.500

                                                 Municipal High Income Fund Inc.
                                                    Independent Auditors' Report
[Logo]
================================================================================


The Shareholders and Board of Directors of
Municipal High Income Fund Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Municipal High Income Fund Inc. as of October 31, 1995, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1994 and the financial highlights for each of the years in the four-year period then ended, were audited by other auditors whose report thereon, dated December 15, 1994, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal High Income Fund Inc. as of October 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                             KPMG Peat Marwick LLP


New York, New York
December 12, 1995

                                                 Municipal High Income Fund Inc.
                                  Additional Shareholder Information (unaudited)
[Logo]
================================================================================

     On February 16, 1995 the annual meeting of the shareholders of the Fund was held for the purpose of voting on the following matters:

1.   To approve or disapprove for the Fund the election of two (2) Directors;
     and

2. To approve or disapprove the selection of KPMG Peat Marwick LLP as the independent auditors for the Fund's current fiscal year; and

     The results of the vote on Proposal 1 were as follows:

             Directors       % Voting in Favor   % Voting Against   % Abstaining
        ------------------   -----------------   ----------------   ------------
        Robert A. Frankel          97.05%              2.50%            0.45%
        Heath B. McLendon          98.09%              1.90%            0.01%

   The results of the vote on Proposal 2 were as follows:

                             % Voting in Favor   % Voting Against   % Abstaining
                             -----------------   ----------------   ------------
                                   97.47%              0.62%            1.91%

* There are approximately 335,269 broker non-votes included in the amount abstaining.

                                                 Municipal High Income Fund Inc.
                                        Financial Data Per Share of Common Stock
[Logo]                           and Quarterly Results of Operations (unaudited)
================================================================================

                                 Financial Data

                                                                     Dividend
   Record          Pay          NYSE       Net Asset    Dividend   Reinvestment
    Date          Date     Closing Price*    Value        Paid         Price
   -------       -------   -------------   ---------    --------   ------------
   5/23/94       5/31/94       $9.000        $9.18       $0.0540       $9.00
   6/23/94       6/30/94        9.000         9.23        0.0540        8.98
   7/22/94       7/31/94        9.125         9.20        0.0540        9.02
   8/24/94       8/31/94        8.750         9.22        0.0540        8.87
   9/23/94       9/30/94        8.500         9.13        0.0540        8.66
  10/24/94      10/31/94        8.375         9.03        0.0540        8.17
  11/22/94      11/30/94        8.125         8.71        0.0540        8.34
  12/22/94      12/31/94        8.125         8.84        0.0540        8.29
   1/24/95       1/31/95        8.625         8.99        0.0540        8.83
   2/21/95       2/28/95        8.750         9.13        0.0540        8.85
   3/24/95       3/31/95        8.875         9.25        0.0540        8.94
   4/21/95       4/30/95        9.000         9.32        0.0540        8.94
   5/25/95       5/31/95        8.875         9.44        0.0540        8.89
   6/23/95       6/30/95        8.750         9.44        0.0540        8.97
   7/25/95       7/28/95        8.875         9.39        0.0540        8.59
   8/22/95       8/25/95        8.875         9.33        0.0540        8.93
   9/26/95       9/29/95        8.875         9.43        0.0540        8.94
  10/24/95      10/27/95        8.875         9.51        0.0540        8.79

*As of Record Date.

                         Quarterly Results of Operations

                                                                                    Net Realized             Net Increase
                                                              Net                  and Unrealized             (Decrease)
                                  Investment               Investment                Gain (Loss)             in Net Assets
                                    Income                   Income                on Investments           From Operations
                              -------------------      -------------------      --------------------      -------------------
                                             Per                      Per                       Per                      Per
Quarter Ended                   Total       Share        Total       Share        Total        Share        Total       Share
                              ---------     -----      ---------     -----      ---------      -----      ---------     -----
January 31, 1993 .........  $ 3,823,950    $ 0.20    $ 3,413,585    $ 0.18    $ 2,944,261    $  0.16    $ 6,357,846   $  0.34
April 30, 1993  ..........    3,416,422      0.18      3,042,358      0.16        241,324       0.01      3,283,682      0.17
July 31, 1993 ............    3,503,367      0.18      3,094,861      0.16       (691,663)     (0.04)     2,403,198      0.12
October 31, 1993 .........    3,570,033      0.18      3,158,719      0.17      1,925,858       0.10      5,084,577      0.27
January 31, 1994 .........    3,648,178      0.19      3,253,314      0.17        (48,811)      --        3,204,503      0.17
April 30, 1994  ..........    3,536,568      0.18      3,168,209      0.16     (9,555,061)     (0.50)    (6,386,852)    (0.34)
July 31, 1994 ............    3,603,790      0.18      3,191,200      0.16        612,747       0.04      3,803,947      0.20
October 31, 1994 .........    3,519,883      0.18      3,164,312      0.16     (5,145,173)     (0.26)    (1,980,861)    (0.10)
January 31, 1995 .........    3,524,651      0.18      3,184,522      0.16      1,626,418       0.08      4,810,940      0.24
April 30, 1995  ..........    3,416,272      0.17      3,017,427      0.16      4,484,698       0.22      7,502,125      0.38
July 31, 1995 ............    3,578,666      0.18      3,178,309      0.16      2,188,738       0.11      5,367,047      0.27
October 31, 1995 .........    3,496,188      0.18      3,103,201      0.16      2,468,031       0.13      5,571,232      0.28

                                                 Municipal High Income Fund Inc.
                                          Dividend Reinvestment Plan (unaudited)
[Logo]
================================================================================

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by the First Data Investor Services Group, Inc. ("FDIS") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Stock under the Plan, but only if the service is provided by the broker or nominee, and the broker or nominee makes an election on behalf of the shareholder to participate in the Plan. Distributions with respect to Common Stock registered in the name of Smith Barney will automatically be reinvested by Smith Barney in additional shares under the Plan unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the Fund's Common Stock is equal to or exceeds 98% of net asset value per share at the time shares are valued for determining the number of shares equivalent to the cash dividend or capital gains distribution, participants will be issued shares of Common Stock valued at the greater of (i) 98% of net asset value per share or (ii) 95% of the then current market price. If 98% of the net asset value per share of Common Stock at the time of valuation exceeds the market price of the Common Stock, FDIS will buy shares of the Fund's Common Stock on the open market, on the New York Stock Exchange, Inc. or elsewhere, beginning on the record date of the dividend or distribution, until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If FDIS commences purchases in the open market and the market price of the shares subsequently exceeds 98% of their net asset value before the completion of the purchases, FDIS will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares at 98% of the net asset value per share. In this case, the number of shares of Common Stock received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each participant will, however, bear a proportionate share of brokerage commissions incurred with respect to FDIS's open market purchases of shares of Common Stock in connection with the reinvestment of dividends or capital gains distributions. For the year ended October 31, 1995, no such brokerage commissions were incurred.

                                                 Municipal High Income Fund Inc.
                                          Dividend Reinvestment Plan (unaudited)
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================================================================================

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares of Common Stock.

     A shareholder may terminate participation in the Plan at any time by notifying FDIS in writing. A termination will be effective immediately if notice is received by FDIS not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first trading day after the dividend or distribution has been credited to the participant's account in additional shares of Common Stock of the Fund. Upon termination according to a participant's instructions, FDIS will either (a) issue certificates for the whole shares credited to a Plan account and a check representing any fractional shares or (b) sell the shares in the market. There will be a $5.00 fee assessed for liquidation service, plus brokerage commissions, and FDIS is authorized to sell a sufficient number of a participant's shares to cover such amounts.

     The Plan is described in more detail on pages 21-23 of the Fund's Prospectus dated August 23, 1993. Information concerning the Plan may be obtained from FDIS at (800) 331-1710.

                                                 Municipal High Income Fund Inc.
                                                          Management of the Fund
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================================================================================

Directors

Charles F. Barber
Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
Heath B. McLendon, Chairman

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Lawrence T. McDermott
Vice President and
Investment Officer

Karen Mahoney-Malcolmson
Investment Officer

Michael J. Maher
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

Smith Barney Mutual Funds
  Management Inc.
388 Greenwich Street
New York, New York 10013

Transfer Agent

First Data Investor Services Group, Inc.
P.O. Box 1376
Boston, Massachusetts 02104

Custodian

PNC Bank, N.A.
17th and Chestnut Street
Philadelphia, Pennsylvania 19103

                                     [Logo]


This report is sent to shareholders of Municipal High Income Fund Inc. for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                         Municipal High Income Fund Inc.
                              388 Greenwich Street
                                New York, NY10013
                                 (212) 723-9218

                                  FD01049 12/95